Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 27, 2017	Dec. 31, 2016	Dec. 31, 2014
Subsequent Event [Line Items]
Purchase price of acquisition, cash		$ 2,306	$ 304
IDV Solutions LLC
Subsequent Event [Line Items]
Date of acquisition of business		Jan. 27, 2017
IDV Solutions LLC | Subsequent Event
Subsequent Event [Line Items]
Purchase price of acquisition, cash	$ 21,300
IDV Solutions LLC | Subsequent Event | Performance-based Payments
Subsequent Event [Line Items]
Additional possible payments	$ 6,200